Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs	Value of Initial Fixed $100 Investment Based on:		FHN Net Income (millions of $s)	Company-Selected Measure: Return on Avg. Tangible Common Equity (ROTCE)
					FHN Total Shareholder Return	Peer Group Total Shareholder Return
2024	9,429,980	15,729,053	3,954,568	5,826,331	149.23	130.96	794	10.99%
2023	13,043,041	(11,688,459)	2,584,098	(1,044,320)	101.06	115.69	916	14.11%
2022	7,237,769	17,866,977	4,464,277	6,279,548	167.06	116.15	912	15.58%
2021	8,414,496	11,818,805	3,641,125	2,576,321	108.52	124.78	1,010	16.46%
2020	5,580,188	(6,406,047)	11,989,412	13,708,341	81.83	91.32	857	19.03%

Company Selected Measure Name	ROTCE
Named Executive Officers, Footnote

	2024	2023	2022	2021	2020
CEO	D. Bryan Jordan	D. Bryan Jordan	D. Bryan Jordan	D. Bryan Jordan	D. Bryan Jordan
Other NEOs	Hope Dmuchowski Anthony J. Restel David T. Popwell Tammy S. LoCascio	Hope Dmuchowski Anthony J. Restel David T. Popwell Tammy S. LoCascio	Hope Dmuchowski Anthony J. Restel David T. Popwell Tammy S. LoCascio Daryl G. Byrd	Hope Dmuchowski Daryl G. Byrd Anthony J. Restel David T. Popwell Michael J. Brown William C. Losch III	William C. Losch III Daryl G. Byrd Michael J. Brown Anthony J. Restel

Peer Group Issuers, Footnote
Col (g). Peer TSR. FHN uses different peer groups for different purposes. See Peer Group & Market Benchmarking beginning on page 61 for further information. For several years (including 2024) the peer group we used for a TSR performance measure used in long-term st ock awards has been the Keefe, Bruyette & Woods (KBW) Regional Bank Index, which is publicly reported under the trading symbol KRX. The peer group TSR data in column (g) relates to the KRX Index. As with column (f), for each year under column (g), the table shows the dollar value of $100 invested in a fund that exactly matches the KRX index on the last trading day of 2019 measured as of the last trading day of the year in question. All dividends are assumed reinvested, all transaction costs are assumed to be zero, and all taxes are ignored. KRX returns are market-capitalization weighted: the largest banks in the index have a much larger impact on index performance than the smallest banks.

PEO Total Compensation Amount	$ 9,429,980	$ 13,043,041	$ 7,237,769	$ 8,414,496	$ 5,580,188
PEO Actually Paid Compensation Amount	$ 15,729,053	(11,688,459)	17,866,977	11,818,805	(6,406,047)
Adjustment To PEO Compensation, Footnote
Cols (c) & (e). Compensation Actually Paid (CAP). The information presented in these columns adjusts the SCT data in specific ways prescribed by the proxy disclosure rules. Although the CAP information does include amounts actually paid, it also includes amounts not yet earned or paid as well as amounts that do not represent specific and direct dollar obligations. Supplemental details concerning the two CAP columns, including the names of each NEO each year as well as the adjustments made, is presented under the caption Supplemental and Supporting Information beginning on page 81 below.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
Year	Pension Adjustments		Stock Award Adjustments*
	Subtract Pension Plan Change in Value per GAAP (SCT Col. (h))	Add Pension Service Cost per GAAP	Subtract Non-Option Grant Date Value (SCT col (e))	Subtract Option Grant Date Value (SCT col (f))	Subtract Awards Forfeited during Year (using prior YE Values)	Add YE Value of Awards Granted during Year	Add Year-over-Year Value Change in Older Awards	Add Vesting Date Value of Short-Term Awards**	Add YTD through Vesting Value Change of Awards Vested during Year	Add Dividends Paid on Awards during Year
2024	(500,000)	—	(5,200,000)	—	—	7,443,945	3,483,200	—	291,929	779,999
2023	(1,134,668)	—	(9,243,562)	—	—	7,719,296	(20,022,131)	—	(3,054,341)	1,003,906
2022	—	—	(4,243,600)	—	—	5,747,259	5,652,925	—	3,026,733	445,891
2021	(868,537)	—	(4,815,250)	—	—	5,089,506	1,854,007	—	1,886,146	258,437
2020	(893,748)	—	(2,000,000)	(292,327)	—	3,345,672	(11,303,923)	—	(984,190)	142,281
*    In all cases, award "value" refers to fair value calculated using the same financial-statement methods used in the Summary Compensation Table. For columns (h) and (j), a negative number means the value declined.
** The adjustment in column (i) applies only if FHN granted a stock award that vested in the year of grant. The CEO received no such award.

Non-PEO NEO Average Total Compensation Amount	$ 3,954,568	2,584,098	4,464,277	3,641,125	11,989,412
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,826,331	(1,044,320)	6,279,548	2,576,321	13,708,341
Adjustment to Non-PEO NEO Compensation Footnote
Cols (c) & (e). Compensation Actually Paid (CAP). The information presented in these columns adjusts the SCT data in specific ways prescribed by the proxy disclosure rules. Although the CAP information does include amounts actually paid, it also includes amounts not yet earned or paid as well as amounts that do not represent specific and direct dollar obligations. Supplemental details concerning the two CAP columns, including the names of each NEO each year as well as the adjustments made, is presented under the caption Supplemental and Supporting Information beginning on page 81 below.
Col (e). Average CAP data. For each year, Column (e) presents the average of the total CAP for the NEOs other than our CEO.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
Year	Pension Adjustments		Stock Award Adjustments*
	Subtract Pension Plan Change in Value per GAAP (SCT Col. (h))	Add Pension Service Cost per GAAP	Subtract Non-Option Grant Date Value (SCT col (e))	Subtract Option Grant Date Value (SCT col (f))	Subtract Awards Forfeited during Year (using prior YE Values)	Add YE Value of Awards Granted during Year	Add Year-over-Year Value Change in Older Awards	Add Vesting Date Value of Short-Term Awards**	Add YTD through Vesting Value Change of Awards Vested during Year	Add Dividends Paid on Awards during Year
2024	(150,000)	—	(1,350,000)	—	—	3,497,955	(294,942)	—	81,249	87,500
2023	(128,378)	—	(1,249,972)	—	—	718,620	(2,938,976)	—	(72,362)	42,651
2022	—	—	(1,848,720)	—	—	2,503,773	920,390	—	195,782	44,047
2021	—	—	(2,036,042)	—	(666,616)	1,871,856	(860,436)	—	541,862	84,572
2020	—	—	(144,375)	(28,136)	—	1,473,145	406,712	—	(39,182)	50,765
*    In all cases, award "value" refers to fair value calculated using the same financial-statement methods used in the Summary Compensation Table. For columns (h) and (j), a negative number means the value declined.
	** The adjustment in column (i) applies only if FHN granted a stock award that vested in the year of grant due to a severance situation.
Compensation Actually Paid vs. Total Shareholder Return
Chart PVP.2 graphically shows the relation of the CAP data in Table PVP.1 (columns (c) and (e)) to our TSR (column (f)).
Chart PVP.2
Our TSR for any given period depends on our stock price change from start to end, and on our dividends during the period which are assumed to be reinvested each quarter. For this presentation, TSR represents the value of $100 invested on December 31, 2019, measured at the end of each of the five years shown.
As mentioned above in the discussion of CAP, our stock price fell significantly in 2020 and again in 2023, directly resulting in a fall in TSR and a fall in the CEO's CAP for those years. The chart shows that the CEO's CAP was impacted by the 2020 and 2023 stock price decrease much more robustly than TSR. Similarly, CEO CAP in 2024 rose more sharply than TSR.
Average CAP for the other NEOs rose in 2020 despite the fall in stock price and TSR that year. Although the other NEOs were negatively impacted by the fall in our stock price, three of the four other NEOs that year received very large change in control benefits associated with our merger of equals with IBKC. Our CEO received no such benefit. Other NEO CAP fell in 2023 and rose in 2024 for the reasons mentioned above, but less robustly than the CEO's CAP. The compensation mix for the other NEOs generally contains a lower percentage of stock awards, reducing the effects of a stock price downturn.

Compensation Actually Paid vs. Net Income
Chart PVP.4 graphically shows the relation of the CAP data in Table PVP.1 (columns (c) and (e)) to our net income (column (h)).

Chart PVP.4
The increase in our reported net income from 2020 to 2021 was driven by the completion in 2020 of our merger of equals with IBERIABANK, which nearly doubled our size. Income from IBERIABANK's operations was not counted in the first half of 2020. Moderation in net income from 2021 to 2023 largely was driven by unfavorable market conditions and rising costs. Those conditions greatly impacted two of our business areas (related to fixed income trading and home mortgages), and compressed our net interest margin. Those impacts were partially moderated by steady loan growth during those years, which was supported by our investment discipline during the COVID-19 pandemic years, by our strong capital position, by low loan loss levels, and by strong execution of post-IBKC business plans. Net income in 2023 was boosted by a one-time merger termination fee, as mentioned above. Our net income in 2024 improved in many fundamental respects over 2022 and 2023, but was negatively impacted by the costs of repositioning some of our investments, realizing losses in 2024 but replacing them with higher-yielding securities going forward.
Our net income was very significantly unrelated to CAP during this period. Stock price volatility in this period, as noted above, was a significant driver of CAP, especially for the CEO, but stock price had an unusually weak connection to net income. As noted above, in this period our stock price, and CAP, were heavily impacted by the COVID-19 recession, our merger of equals with IBKC, our
2022 agreement to be acquired by TD and its termination in 2023, and the banking panic that followed the failures of three prominent banks in the spring of 2023. COVID-19 hurt our net income, but that impact was overwhelmed by the positive effects of the merger with IBKC. The TD transaction caused our stock price to rise sharply in 2022 but negatively affected our net income with 14 months of added direct expense and operational stand-stills. When the TD transaction terminated in 2023, our stock price fell sharply while our net income was boosted significantly with a termination fee. In 2024 we reported steady growth in core businesses without significantly impacting credit quality, and our stock price benefited. Also, in late 2024, FHN and most other banks experienced stock price growth following the U.S. federal elections.
Major components of compensation did not automatically rise following the 2020 merger, nor did our larger size directly affect any performance outcomes related to compensation. However, our executive compensation benchmarking after 2020 changed because our size was much larger. Major pay components (salary, bonus, long-term awards) have competitively increased for the CEO and the other NEOs generally. CAP levels after 2020 have been pushed up by that merger even if that impact is obscured in Chart PVP.4 by the large impacts from stock price volatility and 2020 change in control payments for the other NEOs, as discussed previously.

Compensation Actually Paid vs. Company Selected Measure
Chart PVP.5 graphically shows the relation of the CAP data in Table PVP.1 (columns (c) and (e)) to ROTCE (column (i)).
Chart PVP.5
Comparing Charts PVP.4 and .5 shows that during this period, ROTCE was significantly less volatile than net income. Those differences, discussed below, resulted in ROTCE having a very poor correlation with the highly volatile, stock-price-dependent, CEO CAP. On the other hand, Chart PVP.5 shows that, during the period presented, ROTCE is less volatile than other NEO average CAP but otherwise is reasonably correlated.
ROTCE results during this period were significantly impacted by external events in two years: in 2020, a large accounting gain (much larger than the related merger expenses) was recognized at the closing of the IBKC merger; and in 2023, a large merger termination fee (also much larger than the related merger expenses) was recorded. Other major impactors during this period included: in 2020, our loan-loss provisioning rose substantially, related to the COVID-19 recession; in 2021, a significant amount of the 2020 loan-loss provisioning was reversed when it became clear that the losses were not going to occur; in 2022 and 2023, poor market conditions severely curtailed fixed income trading and mortgage-related businesses while diminishing our loan spreads; and in 2024, a repositioning of low-yield investments into better ones resulted in a significant non-recurring loss being recognized.
	ROTCE (averaged over three years) is the key performance measure in our executive PSU program. Our use of ROTCE in the PSU program is discussed above in Compensation Discussion & Analysis—Long-Term Incentive Awards beginning on page 59.
Total Shareholder Return Vs Peer Group
Chart PVP.3 graphically shows the relation of our TSR (column (f) of Table PVP.1) to the TSR of our peer group, represented by the Keefe, Bruyette & Woods (KBW) Regional Bank Index, which is publicly reported under the trading symbol KRX (column (g)).
Chart PVP.3
As mentioned above, our TSR depends significantly on our stock price change from start to end, and moderately on our dividends which are assumed to be reinvested each quarter. The KRX Index TSR is measured analogously, but differs somewhat from any particular company's TSR: (i) the index is a blend of the stock and dividend performance of 50 banks; (ii) the blending is market-weighted so that the largest index banks significantly outweigh the smallest; and (iii) over time, the 50 banks that comprise the KRX index change as some no longer satisfy KBW's criteria for inclusion and are replaced.
Chart PVP.3 shows significant correlation of FHN's TSR with the KRX TSR, except for 2022. As mentioned above, our year-end 2022 stock price was $24.50 per share, very substantially higher than a year earlier, while the KRX index fell modestly that year. Our price, and therefore our TSR, was inflated by our then-pending TD transaction. As Chart PVP.3 shows, after the TD transaction terminated, our TSR roughly fell back in line with the KRX Index by the end of 2023, and outperformed the Index in 2024.

Tabular List, Table
Quantitative KPI Overview

Abbreviation	Description	Used In
ROTCE	return on average tangible common equity	PSUs
PPNR	pre-provision net revenue	Bonus
NPA	non-performing assets ratio	Bonus
NCO	net charge-off ratio	Bonus
TSR	FHN's total shareholder return (measured over the PSU performance period)	PSUs

Total Shareholder Return Amount	$ 149.23	101.06	167.06	108.52	81.83
Peer Group Total Shareholder Return Amount	130.96	115.69	116.15	124.78	91.32
Net Income (Loss)	$ 794,000,000	$ 916,000,000	$ 912,000,000	$ 1,010,000,000	$ 857,000,000
Company Selected Measure Amount	0.1099	0.1411	0.1558	0.1646	0.1903
PEO Name	D. Bryan Jordan	D. Bryan Jordan	D. Bryan Jordan	D. Bryan Jordan	D. Bryan Jordan
Additional 402(v) Disclosure
Cols (b) & (d). Summary Compensation Table (SCT) data. Each year we report total compensation of our CEO and of four to six additional named executive officers ("NEOs") in the Summary Compensation Table. This year's SCT—Table RC.1—appears on page 65, and this year we have four NEOs in addition to the CEO. Total compensation for each of the NEOs is presented each year in the SCT as required by proxy disclosure rules.
Col (d). Average SCT data. For each year, Column (d) presents the average total compensation for the NEOs other than our CEO. Each year, the identity of the other NEOs varies, as shown in Table PVP.2 below. Moreover, in three instances, other NEOs had departed before year-end, and in one instance an NEO was hired late in the year. The circumstances of departure (retirement, negotiated separation, simple resignation) substantially altered the compensation outcomes for those persons in those years. The averaging calculations use each total "as is"; the calculations do not annualize or normalize any person's compensation for any given year.
Col (f). FHN TSR. For each year under column (f), Table PVP.1 shows the dollar value of $100 invested in FHN common stock on the last trading day of 2019 measured as of the last trading day of the year in question. All dividends are assumed reinvested, all transaction costs are assumed to be zero, and all taxes are ignored. For example, the "2022" row shows that value measured over the 3-year period December 31, 2019 through Friday December 30, 2022.
Col (h). FHN Net Income. Column (h) shows, for each year, FHN's net income as reported in our Annual Reports on Form 10-K, in the Consolidated Statements of Income appearing in Item 8 of each Report.
Overview
Proxy statement rules require us to discuss the relationship of the compensation actually paid ("CAP") data presented in columns (c) (for the CEO) and (e) (for other NEOs) of Table PVP.1 to the performance measures presented in columns (f) (our TSR), (h) (our net income), and (i) (our ROTCE) of the Table. In addition, we are required to compare our TSR with that of the KRX index, presented in column (g) of Table PVP.1. In reviewing the following, please keep in mind that we do not use the CAP data for any purpose.
Chart PVP.1 presented below graphically shows the CAP of our CEO and, as an average, of our other NEOs for each of the years 2020-2024. That information is presented numerically in Table PVP.1 above, in columns (c) and (e). Charts PVP.2, .4, and .5 in this discussion show the relation of CAP to certain performance measures, but an understanding of CAP is necessary to appreciate those charts.
CAP—compensation actually paid—is a misnomer. Although the proxy disclosure rules require us to use that term, the CAP numbers that are shown only partly reflect amounts actually paid to anyone. CAP numbers should be viewed as being comprised of both actual and highly-adjusted compensation amounts. Tables PVP.3a and .3b above show in detail the numerical differences between CAP and the compensation reported in the Summary Compensation Table (Table RC.1) on page 65. The adjustments used in deriving CAP can result in large and seemingly idiosyncratic fluctuations from year to year, which is evident in Chart PVP.1. However, as discussed below, those fluctuations largely were driven by significant volatility in our stock price, much of which was driven by events external to our ordinary business operations.

Chart PVP.1
CEO CAP in Chart PVP.1 ranged from a low of $(11,688,459) in 2023 to a high of $17,866,977 in 2022. The two years for which CAP was a negative number—negative compensation "actually paid"—resulted from large down-swings in the market price of our stock from the beginning of the year to the end. A key adjustment to arrive at CAP is to add or subtract year-over-year changes in stock price associated with compensatory stock awards granted, vested, and outstanding during the year. In 2020, the key factor was COVID-19's impact on the market overall. In 2022, FHN's stock price was substantially boosted by the then-pending all-cash TD transaction. In 2023, the downward key factor was the termination of the TD transaction in May in the context of a banking crisis, as three regional banks failed in less than two months. In 2024, bank stocks generally recovered somewhat as the crisis fears faded, and FHN recovered a bit more than average, as illustrated in Chart PVP.3 below.
The 2020 and 2023 CAP numbers literally suggest that the CEO in each of those years was paid nothing, or even owed an amount to us. In fact, he was actually paid salary and bonus and had older stock awards vest. Significant losses in his stock award values did occur but were largely unrealized, as were his losses in stock holdings apart from awards, which CAP does not include.
The average CAP of the other NEOs over this five-year period also fluctuated substantially, though less severely than that of the CEO. Volatility was diminished in part because each year shown is an average of the CAPs for four or more other officers. The stock-price impacts noted for the CEO also affected the other NEOs. However, the other NEOs generally receive less of their total direct compensation in the form of stock awards, so price impacts on CAP are less. In addition, the other NEO average CAP was very significantly raised in 2020 because three of the four other NEOs that year received very large change in control benefits associated with our merger of equals with IBKC, which overwhelmed the negative impact of our COVID-driven stock price decline that year.
As discussed more fully in those sections above, some of the measures listed in Table PVP.4 (ROTCE and PPNR) are used on an adjusted basis. Categories of non-discretionary adjustments are selected by the Committee each year for the annual bonus and PSUs. The budget data used to set target and other performance levels assumes those adjustments will be made if the adjustment events occur.
The ROTCE and Net Income data presented earlier in this Pay Versus Performance section are not adjusted but instead reflect what was reported in our annual reports for the years presented. ROTCE information presented in Table PVP.1 and in Chart PVP.5 is not directly comparable to the adjusted ROTCE data used for PSUs.

Measure:: 1
Pay vs Performance Disclosure
Name	ROTCE
Non-GAAP Measure Description
Col (i). Company-Selected Measure: Return on average Tangible Common Equity (ROTCE). For all five of the years shown in Table PVP.1, return on average tangible common equity, or ROTCE, is the Company-Selected Measure which in FHN's assessment represents the most important financial performance measure (that is not otherwise required to be disclosed in the Table PVP.1) used by FHN to link compensation actually paid to FHN's named executive officers, for the most recently completed fiscal year, to company performance. ROTCE is the foundation for the primary driver of performance outcomes of our executive PSUs. For a given year, ROTCE is our net income available to common shareholders divided by our average (for the year) tangible common equity. Net income available to common shareholders appears in our audited Consolidated Statements of Income, and is the result of deducting Net income attributable to noncontrolling interest and Preferred stock dividends from Net income. Tangible common equity does not appear in our audited Consolidated Balance Sheets and is considered to be non-GAAP. It is calculated by deducting from Total equity the sum of: Noncontrolling interest, Preferred stock, Goodwill, and Other intangible assets. Average Tangible common equity uses the averages (for the year in question) of each of those balance sheet items.
Col (i). How ROTCE is used for PSUs. For each PSU, adjusted ROTCE (explained below) for each of the three performance years was averaged and ranked against the 3-year average ROTCE reported by each bank in the KRX Index. A median ROTCE rank by FHN would result in target (100%) PSU performance before adjustment for our TSR rank. Top-quartile rank would result in top (150%) ROTCE performance, while bottom-quartile rank would result in zero payout. The categories of PSU adjustments to ROTCE are set at the time of grant; although they can change from year to year, changes in one year are not applied retroactively to earlier years. Adjustments to arrive at FHN's adjusted ROTCE are made for certain specified items, including changes in accounting principles and certain unusual or non-recurring items, such as litigation settlements. Also, income and expenses recognized for pending or completed mergers, certain divestitures, and certain other strategic events are removed from adjusted ROTCE calculations. See Performance Stock Units within the section captioned Long-Term Incentive Awards, which begins on page 59, for additional information. The ROTCE data appearing in column (i) is annual (not a three-year average), and is unadjusted.

Measure:: 2
Pay vs Performance Disclosure
Name	PPNR
Measure:: 3
Pay vs Performance Disclosure
Name	NPA
Measure:: 4
Pay vs Performance Disclosure
Name	NCO
Measure:: 5
Pay vs Performance Disclosure
Name	TSR
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (500,000)	$ (1,134,668)	$ 0	$ (868,537)	$ (893,748)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,443,945	7,719,296	5,747,259	5,089,506	3,345,672
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,483,200	(20,022,131)	5,652,925	1,854,007	(11,303,923)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	779,999	1,003,906	445,891	258,437	142,281
PEO | Adjustment, Equity Method Adjustment, Non-Option Grant Date Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,200,000)	(9,243,562)	(4,243,600)	(4,815,250)	(2,000,000)
PEO | Adjustment, Equity Method Adjustment, Option Grant Date Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(292,327)
PEO | Adjustment, Equity Method Adjustment, Vesting Date Value Of Short-Term Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Adjustment, Equity Method Adjustment, YTD thru Vesting Value Change Of Awards Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	291,929	(3,054,341)	3,026,733	1,886,146	(984,190)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(150,000)	(128,378)	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,497,955	718,620	2,503,773	1,871,856	1,473,145
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(294,942)	(2,938,976)	920,390	(860,436)	406,712
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(666,616)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	87,500	42,651	44,047	84,572	50,765
Non-PEO NEO | Adjustment, Equity Method Adjustment, Non-Option Grant Date Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,350,000)	(1,249,972)	(1,848,720)	(2,036,042)	(144,375)
Non-PEO NEO | Adjustment, Equity Method Adjustment, Option Grant Date Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(28,136)
Non-PEO NEO | Adjustment, Equity Method Adjustment, Vesting Date Value Of Short-Term Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Adjustment, Equity Method Adjustment, YTD thru Vesting Value Change Of Awards Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 81,249	$ (72,362)	$ 195,782	$ 541,862	$ (39,182)